Financial Instruments with Off-Balance Sheet Risk - Summary of Financial Instruments whose Contract Amount Represents Credit Risk (Detail) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Off Balance Sheet Financing [Line Items]
Fair value of financial instruments	$ 741	$ 1,045
Commitments to Extend Credit [Member]
Off Balance Sheet Financing [Line Items]
Fair value of financial instruments	$ 210,579	$ 172,257